Statements of Changes in Shareholders' Equity - BRL (R$) R$ in Millions	Issued capital [member]	Other reserves [member]	Capital Reserves Stock Options [Member]	Earnings Reserves Legal [Member]	Business Growth Reserve [Member]	Treasury shares [member]	Retained earnings [member]	Earnings Reserves Govern Mental Subsidy Reserve [Member]	Earnings Reserves Appropriated Earnings [Member]	Accumulated other comprehensive income [member]	Controlling Shareholders [Member]	Non-controlling interests [member]	Total	Other Reserves One [Member]
At December 31, 2020 at Dec. 31, 2018	R$ 6,825	R$ 7	R$ 406	R$ 517	R$ 2,504	R$ (7)	R$ (10)	R$ 58		R$ (66)	R$ 10,234	R$ 2,925	R$ 13,159
At December 31, 2020 at Dec. 31, 2018	6,825	7	406	517	2,504	(7)	(10)	58		(66)	10,234	2,925	13,159
Other comprehensive income:
Net income for the year									790		790	46	836
Foreign currency translation										151	151	63	214
Fair value of trade receivable										(5)	(5)	(10)	(15)
Income taxes related to other comprehensive income										6	6	10	16
Cash flow hedge										5	5		5
Other comprehensive income										(2)	(2)		(2)
Comprehensive income for the year									790	155	945	109	1,054
Capital increase (note 24)	32										32		32
Share-based expenses (Note 25)			29								29		29
Share-based expenses – subsidiaries (Note 25)			5								5	4	9
Appropriation of net income to legal reserve (note 24)				39					(39)
Interest on own capital (note 24)					(137)				(37)		(174)		(174)
Transfer to expansion reserve (Note 25)					549				(549)
Proposed dividends (note 25.3)									156		156	38	194
Hyperinflation adjustment on foreign investments							29				29	1	30
Transactions with non-controlling interests							(13)		(4)		(17)	342	325
Non-controlling interest on Éxito (Note 13)												2,556	2,556
Sale of Via Varejo (Note12.4)									(5)	18	13	(3,291)	(3,278)
Mandatory dividends (note 24.3)									(156)		(156)	(38)	(194)
Ending balance, value at Dec. 31, 2019	6,857	7	440	556	2,916	(7)	6	58		107	10,940	2,608	13,548
Other comprehensive income:
Net income for the year									2,179		2,179	147	2,326
Foreign currency translation									(16)	1,570	1,554	591	2,145
Fair value of trade receivable										1	1		1
Income taxes related to other comprehensive income										3	3		3
Cash flow hedge										15	15	2	17
Other comprehensive income										(4)	(4)		(4)
Comprehensive income for the year									2,163	1,585	3,748	740	4,488
Capital increase (note 24)	9										9		9
Appropriation of net income to legal reserve (note 24)				109					(109)
Proposed dividends (note 25.3)									515		515		515
Hyperinflation adjustment on foreign investments							220				220	5	225
Capital reduction (note 1.2)	(1,216)	(7)	(209)								(1,432)		(1,432)
Stock options granted (note 24)			26								26		26
Stock options granted to subsidiaries (note 24)			6								6		6
Appropriation of net income to other reserves (note 24)					1,528			9	(1,537)
Mandatory dividends (note 24.3)									(515)		(515)		(515)
Dividends paid to non-controlling interests (note 24.4)												(143)	(143)
Subsidiary PUT valuation Disco (note 18.3)												(102)	(102)
Fair value exchange of assets with subsidiary (note 1.2)							694				694		694
Others							1		(2)		(1)	4	3
Ending balance, value at Dec. 31, 2020	5,650		263	665	4,444	(7)	921	67		1,692	13,695	3,112	16,807
Other comprehensive income:
Net income for the year									802		802	158	960
Foreign currency translation										(1,116)	(1,116)	(289)	(1,405)
Fair value of trade receivable										(1)	(1)		(1)
Income taxes related to other comprehensive income										(8)	(8)		(8)
Cash flow hedge										4	4	(1)	3
Other comprehensive income										3	3		3
Comprehensive income for the year									802	(1,118)	(316)	(132)	(448)
Capital increase (note 24)	209				(200)						9		9
Appropriation of net income to legal reserve (note 24)				40					(40)
Interest on own capital (note 24)					(68)						(68)		(68)
Proposed dividends (note 25.3)									81		81		81
Hyperinflation adjustment on foreign investments							388				388	16	404
Stock options granted (note 24)			26								26		26
Appropriation of net income to other reserves (note 24)					(1,601)			2,282	(681)
Mandatory dividends (note 24.3)									(81)		(81)		(81)
Dividends paid to non-controlling interests (note 24.4)												(207)	(207)
Subsidiary PUT valuation Disco (note 18.3)												(70)	(70)
Others							(9)				(12)	12		(3)
Stock in treasury (note 24)		2				6					8		8
Ending balance, value at Dec. 31, 2021	R$ 5,859	R$ 2	R$ 289	R$ 705	R$ 2,575	R$ (1)	R$ 1,300	R$ 2,349		R$ 574	R$ 13,649	R$ 2,731	R$ 16,380	R$ (3)